INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Investments [Table Text Block]
	December 31, 2017	December 31, 2016	December 31, 2015
Investments in trading securities at cost	$530,829	$511,672	$651,580
Unrealized gains (losses)	(260,520)	(263,080)	(550,366)
Investments in trading securities at fair market value	$270,309	$248,592	$101,214